CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT)
Stock issuance cost	¥ 3,720,691	¥ 7,849,390